Supplement to
Fidelity's Michigan Municipal Fund's
February 28, 2001 Prospectus

Shareholder Meeting. On or about January 16, 2002, a meeting of the shareholders of Spartan® Michigan Municipal Income Fund will be held to vote on various proposals. Shareholders of record on November 19, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

The following information replaces the second bullet found under the heading "Principal Investment Strategies" in the "Investment Summary" section for Michigan Municipal Money Market Fund on page 3.

  Normally investing at least 80% of its assets in municipal securities whose interest is exempt from federal and Michigan personal income taxes.

The following information replaces the second paragraph found under the heading "Principal Investment Strategies" in the "Investment Details" section for Michigan Municipal Money Market Fund on page 8.

FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal and Michigan personal income taxes. Municipal securities whose interest is exempt from federal and Michigan income taxes include securities issued by U.S. territories and possessions, such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.

The following information replaces similar information found under the heading "Fundamental Investment Policies" in the "Investment Details" section for Michigan Municipal Money Market Fund beginning on page 11.

Michigan Municipal Money Market Fund seeks as high a level of current income, exempt from federal income tax and from Michigan personal income tax, as is consistent with the preservation of capital.

The following information replaces the information for Spartan Michigan Municipal Income Fund found under the heading "Fundamental Investment Policies" in the "Investment Details" section on page 12.

Spartan Michigan Municipal Income Fund seeks a high level of current income exempt from federal income tax and Michigan personal income tax by investing primarily in investment-grade municipal bonds. The fund also seeks income exempt from certain business or corporate taxes. The fund normally invests at least 80% of its assets in municipal securities whose interest is exempt from federal and Michigan personal income taxes.

MIS/MIF-01-06 November 19, 2001
1.475738.108

Supplement to
Fidelity's Ohio Municipal Funds
February 28, 2001
Prospectus

Shareholder Meeting. On or about January 16, 2002, a meeting of the shareholders of Spartan® Ohio Municipal Income Fund will be held to vote on various proposals. Shareholders of record on November 19, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

The following information replaces the second bullet found under the heading "Principal Investment Strategies" in the "Investment Summary" section for Ohio Municipal Money Market Fund on page 3.

  Normally investing at least 80% of its assets in municipal securities whose interest is exempt from federal and Ohio personal income taxes.

The following information replaces the second paragraph found under the heading "Principal Investment Strategies" in the "Investment Details" section for Ohio Municipal Money Market Fund on page 8.

FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal and Ohio personal income taxes. Municipal securities whose is exempt from federal and Ohio income taxes include securities issued by U.S. territories and possessions, such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.

The following information replaces similar information found under the heading "Fundamental Investment Policies" in the "Investment Details" section for Ohio Municipal Money Market Fund beginning on page 11.

Ohio Municipal Money Market Fund seeks as high a level of current income, exempt from federal income tax and from Ohio personal income tax, as is consistent with the preservation of capital.

The following information replaces similar information found under the heading "Fundamental Investment Policies" in the "Investment Details" section for Spartan Ohio Municipal Income Fund on page 12.

Spartan Ohio Municipal Income Fund seeks a high level of current income exempt from federal income tax and Ohio personal income tax by investing primarily in investment-grade municipal bonds. The fund also seeks income exempt from certain business or corporate taxes. The fund normally invests at least 80% of its assets in municipal securities whose interest is exempt from federal and Ohio personal income taxes.

OFS/OFR-01-06 November 19, 2001
1.475823.107

Supplement to the
Spartan® Pennsylvania Municipal Funds
February 28, 2001
Prospectus

Shareholder Meeting. On or about January 16, 2002, a meeting of the shareholders of Spartan® Pennsylvania Municipal Income Fund will be held to vote on various proposals, including a proposal to eliminate a fundamental investment policy of the fund. Shareholders of record on November 19, 2001 are entitled to vote at the meeting.

The proposal to eliminate the fund's fundamental investment policy regarding being fully invested in obligations whose interest is exempt from federal income tax and Pennsylvania personal income tax will allow the fund to more clearly communicate its investment objective and investment strategies to shareholders by standardizing its investment disclosure in a manner consistent with other Fidelity funds with similar investment disciplines. This proposed change would permit the fund to invest in securities whose interest is not exempt from Pennsylvania personal income tax, including Fidelity Municipal Cash Central Fund, subject to the fund's fundamental 80% policy and will align the fund's policy with SEC requirements for state municipal funds, which are less restrictive than the fund's current fundamental policy.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

On September 20, 2001, the Board of Trustees of Spartan Pennsylvania Municipal Money Market Fund authorized (1) a change to the fund's name, (2) the elimination of several transaction fees and exchange limits, and (3) a reduction in investment minimums.

The name of Spartan Pennsylvania Municipal Money Market Fund has been changed to Fidelity Pennsylvania Municipal Money Market Fund.

PFR-01-08 November 19, 2001
1.479534.110

All Exchange Fees, Wire Transaction Fees, Checkwriting Fees and Account Closeout Fees have been eliminated. Therefore, the following information replaces similar information found in the "Fee Table" section on page 6. All other references to these fees in the prospectus should be disregarded.

Shareholder fees (paid by the investor directly)A

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Redemption fee on shares held less than 30 days (as a % of amount redeemed) for Spartan Pennsylvania Municipal Income onlyB	0.50%

A If a fund is your Fidelity brokerage core, you will pay fees charged in connection with certain activity in your Fidelity brokerage account directly from your fund investment. Please see your Fidelity brokerage account materials for additional information.

B A redemption fee may be charged when you sell your shares or if your fund balance falls below the balance minimum for any reason, including solely due to declines in the fund's net asset value per share (NAV).

The following information replaces the expense example for the fund found in the "Fee Table" section on page 7.

PA Municipal Money Market	1 year	$ 51
	3 years	$ 160
	5 years	$ 280
	10 years	$ 628

Additionally, the limit of four exchanges out of the fund per calendar year has been eliminated. Currently, there is no limit on the number of exchanges out of the fund, and all references to such a limit in the prospectus should be disregarded.

The fund's minimum account balance and initial and subsequent purchase minimums have been lowered. The new minimums for the fund are as follows:

Fund Minimums
Initial Purchase	$5,000
Subsequent Purchase	$250
Through regular investment plans	$100
Balance	$2,000

The following information replaces the third bullet found under the heading "Principal Investment Strategies" in the "Investment Summary" section for Spartan Pennsylvania Municipal Money Market Fund on page 3.

  Normally investing at least 80% of its assets in municipal securities whose interest is exempt from federal income taxes.

The following information replaces the second paragraph found under the heading "Principal Investment Strategies" in the "Investment Details" section for Spartan Pennsylvania Municipal Money Market Fund on page 8.

FMR normally invests at least 65% of the fund's total assets in municipal securities whose interest is exempt from Pennsylvania personal income tax and invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. Municipal securities whose interest is exempt from federal and Pennsylvania income taxes include securities issued by U.S. territories and possessions, such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.

The following information replaces similar information found under the heading "Fundamental Investment Policies" in the "Investment Details" section for Spartan Pennsylvania Municipal Money Market Fund on page 12.

Spartan Pennsylvania Municipal Money Market Fund seeks as high a level of current income, exempt from federal income tax and Pennsylvania personal income tax, as is consistent with preservation of capital.

The following information replaces the information for Spartan Pennsylvania Municipal Income Fund found under the heading "Fundamental Investment Policies" in the "Investment Details" section on page 12.

Spartan Pennsylvania Municipal Income Fund seeks as high a level of current income, exempt from federal income tax and Pennsylvania personal income tax, as is consistent with its investment characteristics. FMR anticipates that the fund ordinarily will be fully invested in obligations whose interest is exempt from federal income tax and Pennsylvania personal income tax. The fund normally invests at least 80% of its assets in municipal securities whose interest is exempt from federal and Pennsylvania personal income taxes.